HNP Growth and Preservation Fund
Investment Objective
The HNP Growth and Preservation Fund seeks long-term capital appreciation, with a secondary emphasis on capital preservation.
Fees and Expenses of the Fund
The following table describes the expenses and fees that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	HNP Growth and Preservation Fund
Redemption Fees - On shares sold after holding them for 90 days or less (as a percentage of the amount redeemed)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	HNP Growth and Preservation Fund
Management Fees	1.00%
Distribution 12b-1 Fees	none
Other Expenses	0.50%
Acquired Fund Fees and Expense	0.23%
Total Annual Fund Operating Expenses	1.73%

Expense Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return each year and that the Fund's operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
HNP Growth and Preservation Fund	176	545	939	2,041

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 139.03% of the average value of its portfolio.

The Principal Investment Strategy of the Fund

The HNP Growth and Preservation Fund is a mutual fund that, under normal market conditions, invests in a group of exchange traded funds ("ETFs"), exchange traded notes ("ETNs") and/or money market funds. The underlying ETFs generally invest in, and the underlying ETNs generally track indices related to, equity securities, fixed income securities, real estate investment trusts ("REITs"), and commodities. The Adviser allocates assets among these various categories based on its proprietary risk return screening model. The Adviser may also allocate assets to ETFs that hold and ETNs that track indices that are comprised of small and medium sized companies based on its proprietary risk return screening model. The Fund's investment strategy includes both growth and value style investing. The Fund may invest in ETFs that hold, and ETNs that track, foreign securities and American Depository Receipts ("ADRs"). The Fund may engage in short-term trading.

The Fund seeks long-term capital appreciation, while attempting to preserve capital by mitigating prolonged asset class depreciation. The Fund may be fully invested, partially invested or fully in cash or cash equivalents at any time. The Adviser uses a proprietary screening model to make purchase and sale decisions by confirming both short-term and long-term marketplace trends. When an asset class is in a confirmed upward trend, a buy signal is triggered. At this point the Adviser may purchase, what it believes to be, the most appropriate investment vehicle to track the asset class that is in an upward trend. When an underlying asset class is in a confirmed downward trend, a partial or full sell signal is triggered. At this point the Adviser may sell some or all of the investment vehicle held in the portfolio that it believes will continue trending downward. When the Fund is fully invested it will typically invest in ETF's that hold, and/or ETN's that track domestic equities, foreign securities, ADRs, commodities, fixed income securities and REITs. ETNs are a type of unsecured, unsubordi-nated debt security. There is no limit in which the Fund may invest in ETFs, ETNs and/or money market funds.

The Fund is a "non-diversified" portfolio, which means it can invest in fewer securities at any one time than a diversified portfolio and can invest more of its assets in securities of a single issuer than a diversified portfolio. Also, the Fund may participate in a limited number of industry sectors, but will not concentrate its investments in any particular industry.

The Principal Risks of Investing in the Fund

Risks of Exchange Traded Funds. Investment in an exchange traded fund (ETF) carries security specific risk and the market risk. Also, if the area of the market representing the underlying index or benchmark does not perform as expected for any reason, the value of the investment in the ETF may decline. In addition, due to transactions via market prices rather than at net asset value, the performance of an ETF may not completely replicate the performance of the underlying index.

Risks of Exchange Traded Notes. ETNs combine certain aspects of bonds and ETFs. Similar to ETFs, ETNs are traded on a major exchange (e.g., NYSE) during normal trading hours. The value of the ETN may drop due to a downgrade in the issuer's credit rating, despite the underlying index remaining unchanged. ETNs are synthetic instruments in that they do not represent an interest in a basket of underlying securities, but they derive their return (or loss) from the performance of a group of securities, such as those represented in an index. Additionally, because the ETNs are issued by third parties, there is a risk that the party issuing the ETN may default.

The Fund may invest in ETFs and ETNs that carry the risks described below:

Risks in General. Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets in which the Fund invests. There is risk that these and other factors may adversely affect the Fund's performance. You could lose money by investing in the Fund.

Risks of Equity Securities. Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

Risks of Fixed Income Securities. Fixed income securities fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than the market price of shorter-term securities.

Real Estate Investment Trusts. REITs offer investors greater liquidity and diversification than direct ownership of properties. A REIT is a corporation or business trust that invests substantially all of its assets in interests in real estate. Like any investment in real estate, a REITs performance depends on several factors, such as its ability to find tenants, renew leases and finance property purchases and renovations. Other risks associated with REIT investments include the fact that equity and mortgage REITs are dependent upon specialized management skills and are not fully diversified. These characteristics subject REITs to the risks associated with financing a limited number of projects. They are also subject to heavy cash flow dependency, defaults by borrowers, and self-liquidation. Additionally, equity REITs may be affected by any changes in the value of the underlying property owned by the trusts, and mortgage REITs may be affected by the quality of any credit extended. By investing in REITs indirectly through a Fund, a shareholder bears not only a proportionate share of the expenses of the Fund, but also may indirectly bear similar expenses of some of the REITs in which it invests.

Commodity Risk. Commodity investments will subject the Fund to potentially greater volatility than traditional securities. Commodity prices are influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as government regulation.

Risks of Small and Medium Sized Companies. Small and medium capitalization companies may be subject to additional risks. The earnings and prospects of these companies are more volatile than larger companies. Small and medium sized companies may experience higher failure rates than do larger companies.

Growth Risk. Growth companies are those that the Adviser believes will have revenue and earnings that grow faster than the economy as a whole, offering above-average prospects for capital appreciation and little or no emphasis on dividend income. If the Adviser's perceptions of a company's growth potential are wrong, the securities purchased may not perform as expected, reducing the Fund's return.

Value Investing Risk. Value investing attempts to identify companies selling at a discount to their intrinsic value. Value investing is subject to the risk that a company's intrinsic value may never be fully realized by the market or that a company judged by the Adviser to be undervalued may actually be appropriately priced.

Foreign Risk. Foreign securities and American Depository Receipts ("ADRs") have risks not usually associated with securities of U.S. issuers. These risks can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in financial reporting, differences in securities regulation and trading, and taxation issues.

Portfolio Turnover. The Fund may engage in short-term trading to try to achieve its objective and may have portfolio turnover rates significantly in excess of 100%. Increased portfolio turnover may cause the Fund to incur higher brokerage costs, which may adversely affect the Fund's performance, and may produce increased taxable distributions.

Risk of Non-Diversification. The Fund is a non-diversified portfolio, which means that it has the ability to take larger positions in a smaller number of securities than a portfolio that is "diversified.” Non-diversification increases the risk that the value of the Fund could go down because of the poor performance of a single investment.

Sector Risk. Sector risk is the possibility that all stocks within the same group of industries will decline in price due to sector-specific market or economic developments. The Fund may be overweight in certain sectors at various times.

Management Risks. The Adviser's implementation of the Fund's strategy may fail to produce the intended results.

Performance History

The information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 year, and since inception compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.hnpcapitalfmg.com or by calling 1-866-694-6672. The bar chart shows calendar year total returns for the Fund for each full year since its inception.

For the period January 1, 2014 through June 30, 2014, the total return for the Fund was 0.58%. Best Quarter (December 31, 2013) +4.06% Worst Quarter (June 30, 2013) -0.92%
AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 12/31/13
Average Annual Total Returns	1 Year	Since Inception
HNP Growth and Preservation Fund	8.99%	1.62%	[1]
HNP Growth and Preservation Fund Return After Taxes on Distributions	8.74%	1.46%	[1]
HNP Growth and Preservation Fund Return After Taxes on Distributions and Sale of Fund Shares	5.09%	1.18%	[1]
HNP Growth and Preservation Fund -Comparison Index- S&P 500 Index (does not reflect deductions for fees, expenses or taxes)	32.39%	15.58%	[1]
HNP Growth and Preservation Fund -Comparison Index- Dow Jones Moderate Portfolio Index (does not reflect deductions for fees, expenses or taxes)	14.45%	7.68%	[1]
[1]	The HNP Growth and Preservation Fund Inception Date is June 1, 2011.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.